Schedules of Investments ─ IQ Healthy Hearts ETF

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks — 99.9%
Australia - 0.5%
Ramsay Health Care Ltd.	504	$24,350

Canada - 0.9%
George Weston Ltd.	316	22,896
Loblaw Cos., Ltd.	480	23,203

Total Canada		46,099

China - 0.6%
China Traditional Chinese Medicine Holdings Co., Ltd.	54,120	30,013

Denmark - 5.0%
Novo Nordisk A/S, Class B	3,528	245,150

France - 5.3%
Danone SA	616	41,131
Sanofi	2,332	218,577

Total France		259,708

Germany - 2.6%
adidas AG*	172	54,748
Fresenius SE & Co. KGaA	520	23,229
Puma SE*	240	23,554
Siemens Healthineers AG	516	29,013

Total Germany		130,544

Ireland - 0.5%
Glanbia PLC	1,912	23,647

Italy - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	440	22,836
Technogym SpA*	2,228	22,859

Total Italy		45,695

Japan - 1.4%
Asahi Intecc Co., Ltd.	652	21,423
Seiko Epson Corp.	1,528	25,876
Shimano, Inc.	100	23,502

Total Japan		70,801

Malaysia - 0.4%
IHH Healthcare Bhd	17,156	21,686

Netherlands - 0.5%
Basic-Fit NV*	660	22,652

Norway - 1.0%
Orkla ASA	2,436	23,759
Salmar ASA	420	25,388

Total Norway		49,147

South Africa - 0.5%
Netcare Ltd.*	28,812	25,611

South Korea - 0.4%
Celltrion Pharm, Inc.*	140	21,902

Sweden - 2.1%
Axfood AB	1,036	24,997
Getinge AB, B Shares	1,112	28,806
ICA Gruppen AB	488	24,562
Thule Group AB*	716	26,696

Total Sweden		105,061

Switzerland - 10.6%
Idorsia Ltd.*	796	24,267
Mediclinic International PLC*	6,036	23,987
Nestle SA	2,100	236,156
Novartis AG	2,648	239,707

Total Switzerland		524,117

Taiwan - 1.5%
Feng TAY Enterprise Co., Ltd.	3,560	22,884
Giant Manufacturing Co., Ltd.	2,356	22,927
Merida Industry Co., Ltd.	2,708	25,675

Total Taiwan		71,486

Thailand - 0.9%
Bangkok Dusit Medical Services PCL	31,968	22,110
Bumrungrad Hospital PCL	5,688	23,850

Total Thailand		45,960

United Kingdom - 4.8%
AstraZeneca PLC	2,288	235,358

United States - 59.5%
Abbott Laboratories	2,204	272,392
ABIOMED, Inc.*	88	30,646
Acadia Healthcare Co., Inc.*	548	27,773
Alphabet, Inc., Class A*	132	241,211
Anthem, Inc.	244	72,463
Apple, Inc.	2,036	268,671
Boston Scientific Corp.*	1,400	49,616
Bristol-Myers Squibb Co.	3,764	231,223
Campbell Soup Co.	484	23,285
Centene Corp.*	556	33,527
Edwards Lifesciences Corp.*	608	50,209
Eli Lilly and Co.	1,608	334,416
Encompass Health Corp.	288	23,155
Garmin Ltd.	204	23,431
General Mills, Inc.	600	34,860
HCA Healthcare, Inc.	260	42,245
Johnson & Johnson	1,648	268,838
Kellogg Co.	372	21,926
Medical Properties Trust, Inc.	1,212	25,585
Medtronic PLC	2,072	230,676
Merck & Co., Inc.	2,972	229,052
Molina Healthcare, Inc.*	116	24,779
NIKE, Inc., Class B	1,768	236,187
Planet Fitness, Inc., Class A*	328	23,616
Tenet Healthcare Corp.*	720	34,034
United Therapeutics Corp.*	176	28,832
Universal Health Services, Inc., Class B	180	22,442
Vail Resorts, Inc.	84	22,341
WW International, Inc.*(a)	792	21,036

Total United States		2,948,467

Total Common Stocks
(Cost $4,980,374)		4,947,454

Schedules of Investments ─ IQ Healthy Hearts ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)
(Cost $5,026)	5,026	$5,026

Total Investments — 100.0%
(Cost $4,985,400)		4,952,480
Other Assets and Liabilities, Net — (0.0)%(c)		(127)
Net Assets — 100.0%		$4,952,353

		% of
Industry	Value	Net Assets
Health Care	$3,288,194	66.4%
Consumer Discretionary	572,107	11.6
Consumer Staples	525,809	10.6
Information Technology	294,547	5.9
Communication Services	241,212	4.9
Real Estate	25,585	0.5
Money Market Fund	5,026	0.1
Total Investments	$4,952,480	100.0%
Other Assets and Liabilities, Net	(127)	(0.0)(c)
Total Net Assets	$4,952,353	100.0%

Schedules of Investments ─ IQ Healthy Hearts ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,917,441	$30,013	$–	$4,947,454
Short-Term Investments:
Money Market Fund	5,026	–	–	5,026
Total Investments in Securities	$4,922,467	$30,013	$–	$4,952,480

(d)	For a complete listing of investments and their countries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.